Shareholder Report, Line Graph (Details) - USD ($)																							12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Feb. 28, 2023	Jun. 30, 2022	Feb. 28, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 02, 2019	Jun. 30, 2019	Oct. 31, 2018	Jul. 02, 2018	Jun. 30, 2018	Feb. 13, 2018	Oct. 02, 2017	Aug. 07, 2017	Jun. 30, 2017	Jun. 30, 2016	Jul. 01, 2015	Jun. 30, 2015	Jun. 30, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			$ 2,966,669	$ 2,478,782		$ 2,061,842			$ 2,858,964	$ 2,115,510		$ 1,721,648			$ 1,475,408				$ 1,144,670	$ 1,004,923		$ 1,000,000	$ 3,396,910
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			29,271	24,489		20,402			28,344	20,999		17,113			14,690				11,415	10,034		10,000	$ 33,469
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			28,627	24,011		20,049			27,922	20,740		16,945			14,581				11,363	10,009		10,000	$ 32,644
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			3,174,483	2,487,218		2,048,185			2,473,135	1,702,572		1,529,858			1,404,270				1,179,334	958,439		1,000,000	$ 3,663,705
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			31,320	24,573		20,268			24,513	16,899		15,208			13,982				11,761	9,570		10,000	$ 36,089
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			30,620	24,085		19,916			24,144	16,687		15,056			13,874				11,697	9,544		10,000	$ 35,192
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			3,996,711	3,135,311		2,577,818			3,183,329	2,283,196		1,871,265			1,573,938				1,273,536	1,071,731		1,000,000	$ 4,436,974
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			39,434	30,975		25,511			31,553	22,655		18,597			15,669				12,697	10,701		10,000	$ 43,709
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			38,544	30,362		25,063			31,078	22,372		18,409			15,549				12,629	10,673		10,000	$ 42,626
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,617,906	1,413,319		1,204,063			1,758,853	1,229,688		1,163,603		$ 1,000,000									$ 1,889,297
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			18,293	16,014		13,658			19,995	13,993		13,268			11,360		$ 10,000						$ 21,348
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			2,075,043	2,028,080		1,773,932			2,337,567	1,631,103		1,596,271			1,393,425				1,184,458	1,016,052		1,000,000	$ 2,165,681
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			20,460	20,034		17,547			23,158	16,182		15,861			13,864				11,806	10,143		10,000	$ 21,328
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			20,015	19,649		17,249			22,828	15,993		15,713			13,774				11,752	10,127		10,000	$ 20,809
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,891,336	1,625,900		1,443,018			1,629,522	1,051,476		1,288,219			1,326,793				1,183,226	988,277		1,000,000	$ 1,965,581
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			18,657	16,061		14,278			16,149	10,436		12,804			13,206				11,796	9,868		10,000	$ 19,363
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			18,244	15,747		14,029			15,910	10,306		12,679			13,108				11,740	9,842		10,000	$ 18,882
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			973,594	881,016		775,000		$ 1,000,000															$ 1,041,349
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			9,691	8,790		7,740		10,000															$ 10,345
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,239,221	1,003,000	$ 1,000,000																		$ 1,409,683
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			12,351	10,020	10,000																		$ 14,031
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			2,033,677	1,725,241		1,416,137			1,734,219	1,255,145		1,163,769	$ 1,000,000										$ 2,378,292
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			26,537	22,554		18,542			22,738	16,487		15,311			13,857				11,521	9,650	$ 10,000		$ 30,990
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,080,762	1,054,530		842,000	$ 1,000,000																$ 1,249,781
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			10,754	10,515		8,410	10,000																$ 12,420
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			11,076	10,768		10,925			11,823	11,693		11,078			10,428				10,441	10,399		10,000	$ 11,767
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			10,832	10,561		10,734			11,645	11,553		10,970			10,348				10,387	10,371		10,000	$ 11,470
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,061,375	1,041,554		1,076,256			1,192,063	1,163,638		1,076,039		1,000,000									$ 1,121,631
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			10,447	10,269		10,605			11,751	11,477		10,618			9,873			$ 10,000					$ 11,047
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			11,678	11,255		10,956			11,896	11,394		11,232			10,631				10,496	10,524		10,000	$ 11,877
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,142,161	1,093,077		1,055,228			1,156,474	1,082,079		1,065,111		1,000,000									$ 1,170,059
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			12,381	11,842		11,437			12,541	11,752		11,562			10,857				10,563	10,594		10,000	$ 12,663
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			10,084	9,750		9,522			10,418	9,963	$ 10,000												$ 10,301
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,098,688	1,078,243		1,100,957			1,194,817	1,176,795		1,109,208			1,039,388				1,037,703	1,043,175		1,000,000	$ 1,167,752
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			10,955	10,757		10,988			11,919	11,744		11,064			10,384				10,362	10,433		10,000	$ 11,623
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,971,354	1,698,649		1,445,613			1,656,923	1,250,063		1,258,308			1,247,784				1,200,093	973,170		1,000,000	$ 2,762,851
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			19,447	16,777		14,303			16,419	12,404		12,500			12,428				11,968	9,715		10,000	$ 27,232
Advisor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Advisor Shares
Accumulated Value			19,010	16,448		14,052			16,168	12,248		12,376			12,325				11,904	9,685		10,000	$ 26,547
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value			1,908,612	1,662,601		1,412,994			1,547,333	1,104,263		1,069,274			958,000	$ 1,000,000							$ 1,945,596
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value			12,281	10,704		9,113			10,000														$ 12,495
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Institutional Shares
Accumulated Value	$ 1,089,000	$ 1,000,000
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name																							Investor Shares
Accumulated Value	10,880	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			3,027,352	2,443,828		2,047,384			2,354,264	1,645,504		1,530,976			1,391,555				1,214,937	1,029,348		1,000,000	$ 3,501,570
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			4,105,085	3,075,381		2,419,530			2,978,741	2,090,382		1,695,590			1,519,922				1,240,636	1,030,231		1,000,000	$ 4,815,989
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			41,051	30,754		24,195			29,787	20,904		16,956			15,199				12,406	10,302		10,000	$ 48,160
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			41,051	30,754		24,195			29,787	20,904		16,956			15,199				12,406	10,302		10,000	$ 48,160
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P 500® Index
Accumulated Value			3,120,443	2,505,250		2,094,795			2,343,585	1,664,547		1,548,344			1,402,264				1,226,033	1,039,926		1,000,000	$ 3,593,616
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P 500® Index
Accumulated Value			31,204	25,053		20,948			23,436	16,645		15,483			14,023				12,260	10,399		10,000	$ 35,936
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							S&P 500® Index
Accumulated Value			31,204	25,053		20,948			23,436	16,645		15,483			14,023				12,260	10,399		10,000	$ 35,936
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			3,027,352	2,443,828		2,047,384			2,354,264	1,645,504		1,530,976			1,391,555				1,214,937	1,029,348		1,000,000	$ 3,501,570
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			4,105,085	3,075,381		2,419,530			2,978,741	2,090,382		1,695,590			1,519,922				1,240,636	1,030,231		1,000,000	$ 4,815,989
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			41,051	30,754		24,195			29,787	20,904		16,956			15,199				12,406	10,302		10,000	$ 48,160
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Growth Index
Accumulated Value			41,051	30,754		24,195			29,787	20,904		16,956			15,199				12,406	10,302		10,000	$ 48,160
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			2,168,924	1,750,862		1,466,833			1,686,695	1,178,910		1,096,857		1,000,000									$ 2,508,674
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell Midcap® Growth Index
Accumulated Value			1,821,056	1,582,809		1,285,458			1,825,269	1,269,563		1,134,438		1,000,000									$ 2,303,455
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			23,751	19,173		16,063			18,470	12,910		12,011			10,917		10,000						$ 27,471
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell Midcap® Growth Index
Accumulated Value			20,486	17,806		14,461			20,533	14,282		12,762			11,200		$ 10,000						$ 25,913
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			3,027,352	2,443,828		2,047,384			2,354,264	1,645,504		1,530,976			1,391,555				1,214,937	1,029,348		1,000,000	$ 3,501,570
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Growth Index
Accumulated Value			1,815,940	1,663,914		1,403,771			2,108,740	1,393,195		1,346,362			1,352,993				1,110,265	892,483		1,000,000	$ 1,992,592
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Growth Index
Accumulated Value			18,159	16,639		14,038			21,087	13,932		13,464			13,530				11,103	8,925		10,000	$ 19,926
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Growth Index
Accumulated Value			18,159	16,639		14,038			21,087	13,932		13,464			13,530				11,103	8,925		10,000	$ 19,926
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			3,027,352	2,443,828		2,047,384			2,354,264	1,645,504		1,530,976			1,391,555				1,214,937	1,029,348		1,000,000	$ 3,501,570
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Value Index
Accumulated Value			1,815,315	1,636,957		1,544,188			1,844,479	1,064,452		1,289,885			1,375,664				1,216,333	974,181		1,000,000	$ 1,915,799
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Value Index
Accumulated Value			18,153	16,370		15,442			18,445	10,645		12,899			13,757				12,163	9,742		10,000	$ 19,158
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			30,274	24,438		20,474			23,543	16,455		15,310			13,916				12,149	10,293		10,000	$ 35,016
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Value Index
Accumulated Value			18,153	16,370		15,442			18,445	10,645		12,899			13,757				12,163	9,742		10,000	$ 19,158
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			1,283,242	1,035,897		867,851		1,000,000															$ 1,484,255
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Index
Accumulated Value			966,715	878,383		782,129		1,000,000															$ 1,040,970
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			12,832	10,359		8,679		10,000															$ 14,843
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 2000® Index
Accumulated Value			9,667	8,784		7,821		$ 10,000															$ 10,410
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			1,387,609	1,120,147	1,000,000																		$ 1,604,971
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Value Index
Accumulated Value			1,171,214	1,035,952	1,000,000																		$ 1,331,693
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			13,876	11,201	10,000																		$ 16,050
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Value Index
Accumulated Value			11,712	10,360	$ 10,000																		$ 13,317
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI All Country World Index (ACWI)
Accumulated Value			1,826,984	1,530,428		1,313,347			1,558,876	1,119,362		1,096,206	$ 1,000,000										$ 2,122,365
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI All Country World Index (ACWI)
Accumulated Value			22,182	18,581		15,946			18,927	13,590		13,309			12,586				11,367	9,570	$ 10,000		$ 25,768
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI ACWI ex USA Index
Accumulated Value			1,087,187	973,978		864,103	1,000,000																$ 1,279,861
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI ACWI ex USA Index
Accumulated Value			10,872	9,740		8,641	$ 10,000																$ 12,799
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			11,222	10,934		11,038			12,304	12,345		11,353			10,525				10,567	10,600		10,000	$ 11,904
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value			11,206	10,822		10,888			11,823	11,817		11,085			10,386				10,420	10,436		10,000	$ 11,956
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			11,222	10,934		11,038			12,304	12,345		11,353			10,525				10,567	10,600		10,000	$ 11,904
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Intermediate U.S. Aggregate Bond Index
Accumulated Value			11,206	10,822		10,888			11,823	11,817		11,085			10,386				10,420	10,436		10,000	$ 11,956
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,067,157	1,039,803		1,049,646			1,170,072	1,173,980		1,079,629		1,000,000									$ 1,132,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,551	10,280		10,378			11,568	11,607		10,674			9,895			$ 10,000					$ 11,192
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal Bond Index
Accumulated Value			12,300	11,917		11,549			12,632	12,126		11,610			10,880				10,713	10,765		10,000	$ 12,437
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal 1-15 Year Index
Accumulated Value			12,034	11,718		11,401			12,198	11,833		11,359			10,703				10,596	10,612		10,000	$ 12,351
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value			11,732	11,467		11,218			11,857	11,576		11,149			10,568				10,505	10,488		10,000	$ 12,140
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal Bond Index
Accumulated Value			1,130,150	1,094,972		1,061,153			1,160,639	1,114,224		1,066,771		1,000,000									$ 1,142,728
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal 1-15 Year Index
Accumulated Value			1,124,095	1,094,642		1,064,986			1,139,416	1,105,373		1,061,040		1,000,000									$ 1,153,713
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value			1,109,906	1,084,847		1,061,284			1,121,739	1,095,135		1,054,698		$ 1,000,000									$ 1,148,470
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal Bond Index
Accumulated Value			12,300	11,917		11,549			12,632	12,126		11,610			10,880				10,713	10,765		10,000	$ 12,437
Bloomberg Municipal 1 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal 1–15 Year Index
Accumulated Value			12,034	11,718		11,401			12,198	11,833		11,359			10,703				10,596	10,612		10,000	$ 12,351
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value			11,732	11,467		11,218			11,857	11,576		11,149			10,568				10,505	10,488		10,000	$ 12,140
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal Bond Index
Accumulated Value			10,397	10,074		9,763			10,678	10,251	10,000												$ 10,513
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Municipal 1-15 Year Index
Accumulated Value			10,433	10,160		9,885			10,575	10,259	10,000												$ 10,708
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg 1-10 Year Blended Municipal Bond Index
Accumulated Value			10,388	10,153		9,933			10,499	10,250	$ 10,000												$ 10,749
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,122,189	1,093,425		1,103,775			1,230,411	1,234,521		1,135,304			1,052,482				1,056,676	1,060,012		1,000,000	$ 1,190,376
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Mortgage Backed Securities Index
Accumulated Value			1,067,833	1,045,710		1,061,853			1,167,254	1,172,137		1,109,235			1,044,324				1,042,800	1,043,423		1,000,000	$ 1,137,437
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value			11,222	10,934		11,038			12,304	12,345		11,353			10,525				10,567	10,600		10,000	$ 11,904
Bloomberg Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Bloomberg Mortgage Backed Securities Index
Accumulated Value			10,678	10,457		10,619			11,673	11,721		11,092			10,443				10,428	10,434		10,000	$ 11,374
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI Europe Index
Accumulated Value			1,627,750	1,457,577		1,196,621			1,452,326	1,075,074		1,153,291			1,131,975				1,075,198	887,822		1,000,000	$ 1,926,899
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI Europe Index
Accumulated Value			16,278	14,576		11,966			14,523	10,751		11,533			11,320				10,752	8,878		10,000	$ 19,269
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							MSCI Europe Index
Accumulated Value			16,278	14,576		11,966			14,523	10,751		11,533			11,320				$ 10,752	$ 8,878		$ 10,000	$ 19,269
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			2,245,837	1,812,951		1,518,849			1,746,508	1,220,716		1,135,753			1,032,323	1,000,000							$ 2,597,635
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Value Index
Accumulated Value			1,676,826	1,483,172		1,329,724			1,427,044	$ 993,186		$ 1,089,453			$ 1,004,454	$ 1,000,000							$ 1,906,583
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Index
Accumulated Value			12,859	10,380		8,696			10,000														$ 14,873
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							Russell 1000® Value Index
Accumulated Value			$ 11,750	$ 10,393		$ 9,318			$ 10,000														$ 13,360
TOPIX Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							TOPIX Index
Accumulated Value	1,081,484	1,000,000
TOPIX Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																							TOPIX Index
Accumulated Value	$ 10,815	$ 10,000